Employee Benefits - Summary of Personnel Expenses Recognized for Share-based Payment Transactions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 32,625	€ 2,455	€ 2,785
Management stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	14,377	2,382	1,192
Employee stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	73	€ 73	€ 1,593
Founders Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	8,195
RSU Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	6,862
RSU Management [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	3,103
Performance based earn out in shares and RSUs management [Member] | AR Electronic Solutions, S.L. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	531
Performance based earn out in shares and RSUs management [Member] | Coil, Inc. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	1,769
Capitalization of sharebased payment transactions in intangible assets [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ (2,212)